Risk Management Activities Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate risk management gains (losses), net	$ (1,104)	$ (4,727)	$ (11,401)
Commodity risk management gains (losses), net	(3,937)	28,110	37,269
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(19,322)	52,975	21,881
Interest Rate Contract [Member] | Other Expense [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate risk management gains (losses), net	(1,104)	(4,727)	(11,401)
Commodity Contract [Member] | Commodity Risk Management Gains (Losses) [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity risk management gains (losses), net	(3,937)	28,110	37,269
Commodity Contract [Member] | Discontinued Operations [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity risk management gains (losses), net	(14,596)	29,784	(4,759)
Commodity Contract [Member] | Sales [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Commodity risk management gains (losses), net	$ 315	$ (192)	$ 772